Offerings - Offering: 1	May 27, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Ally Financial Term Notes, Series A Due May 15, 2028
Maximum Aggregate Offering Price	$ 103,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 15.77
Offering Note	Calculated in accordance with the rule 457(r) under the Securities Act of 1933, as amended.